Notes Payable and Long-Term Debt (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Notes Payable and Long Term Debt
Long-term debt	$ 92,177,000	$ 145,963,000
Current maturities of long-term debt	(11,697,000)	(25,138,000)
Long-term debt, less current maturities	80,480,000	120,825,000
Adjusted leverage ratio, maximum	3.5
Minimum net worth base requirement	1,870,445,000
Percentage of consolidated net income added to net worth base amount	25.00%
Maximum dividends per year	25,000,000
Sum of subsidiary indebtedness and priority indebtedness as a percentage of consolidated tangible net worth, maximum	20.00%
Maturities of long-term debt
2014	11,697,000
2015	11,400,000
2016	11,400,000
2017	11,400,000
2018	11,400,000
Thereafter	34,880,000
Industrial Development Revenue Bonds, floating rates
Notes Payable and Long Term Debt
Long-term debt		41,800,000
Foreign subsidiary obligation payable in U.S. dollars, 5.34%, due 2014 through 2021
Notes Payable and Long Term Debt
Interest rate (as a percent)	5.34%
Long-term debt	91,200,000	102,600,000
Capital lease obligations and other
Notes Payable and Long Term Debt
Long-term debt	$ 977,000	$ 1,563,000